                United States Securities and Exchange Commission
                              Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    UBS Swiss Financial Advisers AG
Address: Loewenstrasse 49
         Zurich, Switzerland CH-8098

13F File Number: 28-11603

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Rene Bettschen
Title: Executive Director
Phone: 41-44-237-8791
Zurich, Switzerland May 13, 2011

Signature, Place, and Date of Signing:


-------------------------------------
Dustin Milne
Zurich, Switzerland May 13, 2011

Name:  Piia Pasanen
Title: Director
Phone:  41-44-237-8602
Zurich, Switzerland May 13, 2011

Signature, Place, and Date of Signing:


-------------------------------------
Piia Pasanen
Zurich, Switzerland May 13, 2011

Report Type (Check only one):

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

Form  13F File Number   Name
---------------------   ----
28-10396                UBS AG